STOCKHOLDERS' EQUITY (Details Textual) - $ / shares	1 Months Ended
	Sep. 27, 2019	Sep. 27, 2018
Stockholders Equity Note [Line Items]
Dividends Payable, Amount Per Share	$ 0.21	$ 0.18
Dividends Payable, Date Declared	Sep. 27, 2019	Sep. 27, 2018
Dividends Payable, Date of Record	Oct. 22, 2019	Oct. 22, 2018
Dividends Payable, Date to be Paid	Nov. 12, 2019	Nov. 12, 2018